Frontier Mid Cap Growth Portfolio Investment Strategy - Frontier Mid Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Frontier Capital Management Company, LLC (“Frontier” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-cap companies. Equity securities may include common and preferred stocks. Frontier currently defines “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the Russell Midcap Growth Index (composed of growth stocks in the Russell Midcap Index) or the S&P MidCap 400® Index. As of December 31, 2025, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $144.9 million to $88.9 billion. As of December 31, 2025, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $1.7 billion to $32.9 billion. The market capitalization limits will vary with market fluctuations.. The Portfolio may also invest up to 20% of the Portfolio’s total assets in small-cap and large-cap companies. Frontier may adjust the composition of the Portfolio as market conditions and economic outlooks change. The Portfolio typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts, including emerging market securities. The Portfolio generally will not invest more than 25% of its total assets in foreign securities. The Portfolio may, from time to time, emphasize one or more sectors. Stock Selection In selecting securities for the Portfolio, Frontier employs a Growth-at-a-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes there are three key drivers of long-term performance: (i) improving business models with strong management teams and secular growth prospects; (ii) unrecognized earnings power and/or cash flow; and (iii) attractive valuations.